DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF ASSUMPTIONS USED DERIVATIVE LIABILITIES

The following range of inputs and assumptions were used to value the derivative liabilities outstanding during the years ended December 31, 2020 and 2019, assuming no dividend yield:

	2020	2019
Expected volatility	243 - 531%	176 - 374%
Risk free interest rate	0.09 - 0.18%	1.6 - 2.6%
Expected life (years)	0.25 - 1.0	0.25 - 2.0

SCHEDULE OF DERIVATIVE LIABILITIES ACTIVITY

A summary of the activity of the derivative liabilities is shown below:

$
Balance, January 1, 2019	2,188,354
New issuances	939,919
Change in fair value	(271,704)
Balance, December 31, 2019	2,856,569

Balance, January 1, 2020	2,856,569
New issuances	197,465
Extinguished	(10,440,286)
Change in fair value	7,386,252
Balance, December 31, 2020	-